Federal Home Loan Bank Advances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Advances from Federal Home Loan Banks [Abstract]
Schedule of FHLB Advances, by Interest Rate Type
The following is a breakdown of the advances outstanding:

	June 30, 2016		December 31, 2015
	Amount	Rate	Amount	Rate
	(Dollars in millions)
Short-term adjustable rate	$1	0.70%	$—	—%
Short-term fixed rate term advances	1,068	0.40%	2,116	0.32%
Long-term LIBOR adjustable advances	1,025	0.80%	825	0.70%
Long-term fixed rate advances (1)	552	1.44%	600	1.37%
Total	$2,646	0.77%	$3,541	0.59%

(1)	Includes the current portion of fixed rate advances of $125 million and $175 million at June 30, 2016 and December 31, 2015, respectively.

The following is a breakdown of the advances outstanding.

	December 31,
	2015		2014		2013
	Amount	Weighted Average Rate	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in millions)
Short-term floating rate daily adjustable advances	$—	—%	$—	—%	$216	0.50%
Short-term fixed rate term advances	2,116	0.32%	214	0.26%	772	0.30%
Long-term LIBOR adjustable advances	825	0.70%	—	—%	—	—%
Long-term fixed rate advances	600	1.37%	300	1.36%	—	—%
Total	$3,541	0.59%	$514	0.90%	$988	0.34%

Schedule of FHLB Advances, Disclosures

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions)
Maximum outstanding at any month end	$2,646	$2,198	$3,557	$2,198
Average outstanding balance	2,460	1,828	2,841	1,497
Average remaining borrowing capacity	983	1,503	843	1,697
Weighted average interest rate	1.42%	0.90%	1.25%	0.97%

The following table highlights the Company’s Federal Home Loan Bank advances for the years ending December 31, 2015, 2014 and 2013.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Maximum outstanding at any month end	$3,541	$1,300	$2,908
Average outstanding balance	1,811	939	2,915
Average remaining borrowing capacity	1,611	1,947	735
Weighted-average interest rate	1.00%	0.23%	3.22%

Schedule of FHLB, Advances, Maturity Summary	The following outlines our Federal Home Loan Bank advance final maturity dates as of June 30, 2016:

June 30, 2016
(Dollars in millions)
2016	$1,194
2017	50
2018	125
2019	—
Thereafter	1,277
Total	$2,646

The following table outlines the Company’s Federal Home Loan Bank advance final maturity dates as of December 31, 2015.

December 31, 2015
(Dollars in millions)
2016	$2,291
2017	50
2018	125
2019	—
Thereafter	1,075
Total	$3,541